UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson                Minnetonka, MN                01/06/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        61
Form 13F Information Table Value Total:                  $998,684
                                                       (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP       VALUE      SHRS OR    SH/   PUT/  INVESTMENT OTHER     VOTING AUTHORITY
ISSUER                        OF CLASS                   (x$1000)    PRN AMT    PRN   CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
----------------------------  -------------   ---------  --------    ---------  ---   ----  ---------- --------  ----  ------  ----
ADOBE SYS INC                 COM             00724F101     1967        81394   SH          SOLE                  80600    0     794
AIR PRODS & CHEMS INC         COM             009158106    10041       131483   SH          SOLE                  76445    0   55038
AMERICAN  TOWER CORP          CL A            029912201    41538       772088   SH          SOLE                 596527    0  175561
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108    19850       374664   SH          SOLE                 277307    0   97357
APPLE INC                     COM             037833100    45857       120259   SH          SOLE                  94576    0   25683
AUTODESK INC                  COM             052769106     9850       354443   SH          SOLE                 246845    0  107598
BARD C R INC                  COM             067383109     2415        27590   SH          SOLE                  27322    0     268
BAXTER INTL INC               COM             071813109    10908       194293   SH          SOLE                 113086    0   81207
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702    47343       666430   SH          SOLE                 509744    0  156686
BROADCOM CORP                 CL A            111320107     1857        55783   SH          SOLE                  55242    0     541
C H ROBINSON WORLDWIDE INC    COM NEW         12541W209     2607        38068   SH          SOLE                  37705    0     363
CAREFUSION CORP               COM             14170T101     3365       140496   SH          SOLE                 139128    0    1368
CHEVRON CORP NEW              COM             166764100    20986       226657   SH          SOLE                 175383    0   51274
COMPASS MINERALS INTL INC     COM             20451N101     2267        33951   SH          SOLE                  33622    0     329
DISCOVERY COMMUNICATNS NEW    COM SER A       25470F104     1752        46562   SH          SOLE                  46108    0     454
DISNEY WALT CO                COM DISNEY      254687106    39930      1323937   SH          SOLE                1040583    0  283354
DR PEPPER SNAPPLE GROUP INC   COM             26138E109     2572        66320   SH          SOLE                  65682    0     638
ECOLAB INC                    COM             278865100      450         9210   SH          SOLE                   9210    0       0
EXPEDITORS INTL WASH INC      COM             302130109    41138      1014493   SH          SOLE                 813662    0  200831
EXXON MOBIL CORP              COM             30231G102    44703       615485   SH          SOLE                 464685    0  150800
FAMILY DLR STORES INC         COM             307000109     2696        53006   SH          SOLE                  52500    0     506
FEDEX CORP                    COM             31428X106    28161       416090   SH          SOLE                 328147    0   87943
FIRST AMERN FINL CORP         COM             31847R102    11635       908960   SH          SOLE                 579301    0  329659
GOOGLE INC                    CL A            38259P508    37186        72200   SH          SOLE                  56971    0   15229
HOME DEPOT INC                COM             437076102    26560       808033   SH          SOLE                 613562    0  194471
HONEYWELL INTL INC            COM             438516106    41370       942161   SH          SOLE                 731473    0  210688
ISHARES  TR                   RUSSELL1000GRW  464287614    15259       290207   SH          SOLE                      0    0  290207
JOHNSON & JOHNSON             COM             478160104     7002       109939   SH          SOLE                  63980    0   45959
JOY GLOBAL INC                COM             481165108    26480       424495   SH          SOLE                 337384    0   87111
KOHLS CORP                    COM             500255104     1861        37900   SH          SOLE                  37531    0     369
KRAFT FOODS INC               CL A            50075N104    12469       371311   SH          SOLE                 210721    0  160590
MARKEL CORP                   COM             570535104    11605        32495   SH          SOLE                  22233    0   10262
MASTERCARD INC                CL A            57636Q104     3065         9664   SH          SOLE                      0    0    9664
MAXIM INTEGRATED PRODS INC    COM             57772K101    14334       614414   SH          SOLE                 422685    0  191729
MICROCHIP TECHNOLOGY INC      COM             595017104     3828       123032   SH          SOLE                 121834    0    1198
MICROSOFT CORP                COM             594918104    41249      1657241   SH          SOLE                1276600    0  380641
NETAPP INC                    COM             64110D104    34397      1013773   SH          SOLE                 814291    0  199482
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103     3377       115058   SH          SOLE                 113939    0    1119
NVR INC                       COM             62944T105     1597         2644   SH          SOLE                   2619    0      25
O REILLY AUTOMOTIVE INC NEW   COM             67103H107     3051        45795   SH          SOLE                  45350    0     445
OCCIDENTAL PETE CORP DEL      COM             674599105    24093       336961   SH          SOLE                 254541    0   82420
OMNICOM GROUP INC             COM             681919106     2219        60247   SH          SOLE                  59662    0     585
ORACLE CORP                   COM             68389X105    47734      1660904   SH          SOLE                1279068    0  381836
PAYCHEX INC                   COM             704326107     8932       338716   SH          SOLE                 239248    0   99468
PEPSICO INC                   COM             713448108    37844       611381   SH          SOLE                 476312    0  135069
PETSMART INC                  COM             716768106     1854        43463   SH          SOLE                  43040    0     423
POLYCOM INC                   COM             73172K104     2078       113095   SH          SOLE                 111996    0    1099
PRAXAIR INC                   COM             74005P104    18051       193099   SH          SOLE                 142193    0   50906
PROCTER & GAMBLE CO           COM             742718109    41528       657289   SH          SOLE                 498984    0  158305
QUALCOMM INC                  COM             747525103    34571       710895   SH          SOLE                 567683    0  143212
SBA COMMUNICATIONS CORP       COM             78388J106     3357        97357   SH          SOLE                  96409    0     948
ST JUDE MED INC               COM             790849103    11020       304495   SH          SOLE                 207134    0   97361
TARGET CORP                   COM             87612E106    32901       670899   SH          SOLE                 506890    0  164009
THERMO FISHER SCIENTIFIC INC  COM             883556102     6022       118918   SH          SOLE                  66941    0   51977
TOLL BROTHERS INC             COM             889478103     2069       143383   SH          SOLE                 141987    0    1396
UNION PAC CORP                COM             907818108     5719        70029   SH          SOLE                  39738    0   30291
UNITED TECHNOLOGIES CORP      COM             913017109     6275        89190   SH          SOLE                  53703    0   35487
VIACOM INC NEW                CL B            92553P201    20622       532308   SH          SOLE                 413376    0  118932
VISA INC                      COM CL A        92826C839     5242        61147   SH          SOLE                  53533    0    7614
WEATHERFORD INTERNATIONAL LT  REG SHS         H27013103     2204       180511   SH          SOLE                 178663    0    1848
WELLS FARGO & CO NEW          COM             949746101     5773       239325   SH          SOLE                 134146    0  105179